UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

July 31, 2013

1.804840.109

LCS-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.1%
Gentex Corp.	67,324	$ 1,520
Automobiles - 0.7%
Ford Motor Co.	689,760	11,643
Distributors - 0.2%
LKQ Corp. (a)	110,900	2,891
Diversified Consumer Services - 0.1%
H&R Block, Inc.	71,848	2,258
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp.	46,300	2,884
Yum! Brands, Inc.	82,388	6,008
		8,892
Household Durables - 0.1%
KB Home	146,985	2,609
Leisure Equipment & Products - 0.1%
Mattel, Inc.	64,100	2,694
Media - 3.1%
Comcast Corp. Class A (special) (non-vtg.)	644,313	27,776
Discovery Communications, Inc. (a)	14,223	1,134
Time Warner, Inc.	327,641	20,399
Viacom, Inc. Class B (non-vtg.)	73,709	5,364
		54,673
Multiline Retail - 1.8%
Kohl's Corp.	36,600	1,939
Target Corp.	408,048	29,073
		31,012
Specialty Retail - 2.0%
Bed Bath & Beyond, Inc. (a)	33,000	2,524
Citi Trends, Inc. (a)	139,967	1,972
Lowe's Companies, Inc.	536,870	23,934
Staples, Inc.	358,375	6,100
		34,530
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	26,300	1,397
Li & Fung Ltd.	922,000	1,220
lululemon athletica, Inc. (a)	18,500	1,287
		3,904
TOTAL CONSUMER DISCRETIONARY		156,626
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.5%
Beverages - 1.6%
Molson Coors Brewing Co. Class B	26,000	$ 1,302
Monster Beverage Corp. (a)	38,440	2,344
PepsiCo, Inc.	169,456	14,156
The Coca-Cola Co.	252,235	10,110
		27,912
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	138,689	8,528
Walgreen Co.	449,420	22,583
		31,111
Food Products - 0.7%
Danone SA	55,697	4,401
Kellogg Co.	94,224	6,241
Mead Johnson Nutrition Co. Class A	18,600	1,355
		11,997
Household Products - 2.1%
Kimberly-Clark Corp.	81,214	8,024
Procter & Gamble Co.	353,868	28,416
Svenska Cellulosa AB (SCA) (B Shares)	28,800	762
		37,202
Tobacco - 1.4%
British American Tobacco PLC sponsored ADR	132,406	14,101
Lorillard, Inc.	249,467	10,610
		24,711
TOTAL CONSUMER STAPLES		132,933
ENERGY - 12.1%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	22,848	1,084
Cameron International Corp. (a)	95,175	5,644
Dresser-Rand Group, Inc. (a)	55,498	3,378
Ensco PLC Class A	66,350	3,805
Halliburton Co.	348,733	15,759
Helmerich & Payne, Inc.	53,570	3,386
National Oilwell Varco, Inc.	53,218	3,734
Schlumberger Ltd.	104,045	8,462
		45,252
Oil, Gas & Consumable Fuels - 9.6%
Amyris, Inc. (a)(d)	1,387,136	3,815
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	219,504	$ 17,615
BG Group PLC	135,100	2,439
BP PLC sponsored ADR	139,002	5,760
Canadian Natural Resources Ltd.	521,600	16,164
Chevron Corp.	307,743	38,742
ENI SpA	72,900	1,610
Exxon Mobil Corp.	140,852	13,205
Occidental Petroleum Corp.	329,582	29,349
Peabody Energy Corp.	183,268	3,035
Royal Dutch Shell PLC Class A (United Kingdom)	249,324	8,507
Suncor Energy, Inc.	573,200	18,115
The Williams Companies, Inc.	303,425	10,368
		168,724
TOTAL ENERGY		213,976
FINANCIALS - 21.8%
Capital Markets - 3.2%
Charles Schwab Corp.	658,297	14,542
KKR & Co. LP	143,358	2,932
Morgan Stanley	831,997	22,639
Northern Trust Corp.	85,712	5,018
State Street Corp.	145,437	10,133
UBS AG	78,206	1,540
		56,804
Commercial Banks - 5.3%
BNP Paribas SA	24,200	1,566
CIT Group, Inc. (a)	143,795	7,206
Comerica, Inc.	139,026	5,914
Erste Group Bank AG	75,712	2,300
PNC Financial Services Group, Inc.	124,220	9,447
Standard Chartered PLC (United Kingdom)	211,499	4,905
SunTrust Banks, Inc.	169,792	5,907
U.S. Bancorp	402,985	15,039
UniCredit SpA	195,700	1,065
Wells Fargo & Co.	935,375	40,689
		94,038
Consumer Finance - 0.1%
SLM Corp.	56,845	1,405
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 7.9%
Bank of America Corp.	2,133,150	$ 31,144
Citigroup, Inc.	697,570	36,371
JPMorgan Chase & Co.	1,120,186	62,428
KKR Financial Holdings LLC	643,275	6,799
KKR Renaissance Co-Invest LP unit (e)	20,500	2,050
		138,792
Insurance - 3.6%
American International Group, Inc.	255,443	11,625
Genworth Financial, Inc. Class A (a)	718,549	9,334
Lincoln National Corp.	243,864	10,162
MetLife, Inc.	560,110	27,121
Prudential Financial, Inc.	61,634	4,867
		63,109
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co.	49,600	1,409
Thrifts & Mortgage Finance - 1.6%
Housing Development Finance Corp. Ltd.	25,698	338
MGIC Investment Corp. (a)	724,792	5,537
Radian Group, Inc.	1,555,090	21,849
		27,724
TOTAL FINANCIALS		383,281
HEALTH CARE - 15.8%
Biotechnology - 2.3%
Achillion Pharmaceuticals, Inc. (a)	250,300	1,787
Amgen, Inc.	137,403	14,879
ARIAD Pharmaceuticals, Inc. (a)	48,305	898
Clovis Oncology, Inc. (a)	39,700	3,092
Discovery Laboratories, Inc. (a)	336,086	541
Gentium SpA sponsored ADR (a)	438,950	6,378
Infinity Pharmaceuticals, Inc. (a)	122,877	2,603
Insmed, Inc. (a)	88,144	979
Intercept Pharmaceuticals, Inc.	37,977	1,778
MEI Pharma, Inc. (a)	373,834	2,837
Merrimack Pharmaceuticals, Inc. (a)	116,599	557
Synageva BioPharma Corp. (a)	64,436	3,099
Theravance, Inc. (a)	19,968	770
		40,198
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 4.3%
Abbott Laboratories	92,475	$ 3,387
Accuray, Inc. (a)	301,999	1,875
Alere, Inc. (a)	824,599	27,542
Align Technology, Inc. (a)	196,695	8,466
Boston Scientific Corp. (a)	1,129,716	12,336
CareFusion Corp. (a)	45,533	1,756
Hologic, Inc. (a)	119,200	2,706
IDEXX Laboratories, Inc. (a)	23,400	2,293
MAKO Surgical Corp. (a)(d)	106,439	1,494
NxStage Medical, Inc. (a)	117,002	1,516
St. Jude Medical, Inc.	139,300	7,298
Stryker Corp.	17,100	1,205
Volcano Corp. (a)	95,356	1,904
Zimmer Holdings, Inc.	22,500	1,878
		75,656
Health Care Providers & Services - 4.1%
Aetna, Inc.	172,866	11,093
Catamaran Corp. (a)	10,100	532
Express Scripts Holding Co. (a)	148,299	9,721
McKesson Corp.	108,869	13,354
MWI Veterinary Supply, Inc. (a)	3,700	526
Quest Diagnostics, Inc.	105,345	6,143
UnitedHealth Group, Inc.	257,022	18,724
WellPoint, Inc.	138,357	11,838
		71,931
Health Care Technology - 0.0%
HMS Holdings Corp. (a)	34,000	822
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)(d)	58,817	4,695
QIAGEN NV (a)	188,505	3,940
Thermo Fisher Scientific, Inc.	16,900	1,540
		10,175
Pharmaceuticals - 4.5%
AbbVie, Inc.	176,375	8,022
Actavis, Inc. (a)	30,009	4,029
Cardiome Pharma Corp. (a)	92,045	205
Endo Health Solutions, Inc. (a)	79,460	3,056
GlaxoSmithKline PLC sponsored ADR	210,011	10,702
Jazz Pharmaceuticals PLC (a)	24,693	1,865
Johnson & Johnson	138,587	12,958
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	553,794	$ 26,676
Teva Pharmaceutical Industries Ltd. sponsored ADR	66,300	2,632
ViroPharma, Inc. (a)	179,800	6,171
Warner Chilcott PLC	68,900	1,468
XenoPort, Inc. (a)	174,220	939
		78,723
TOTAL HEALTH CARE		277,505
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.1%
Esterline Technologies Corp. (a)	38,904	3,168
Honeywell International, Inc.	73,120	6,067
KEYW Holding Corp. (a)	194,518	2,496
Rockwell Collins, Inc.	84,885	6,041
Textron, Inc.	48,800	1,336
The Boeing Co.	143,737	15,107
United Technologies Corp.	24,478	2,584
		36,799
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	74,842	4,462
United Parcel Service, Inc. Class B	178,775	15,518
		19,980
Commercial Services & Supplies - 0.1%
ADT Corp.	34,500	1,383
Electrical Equipment - 0.7%
AMETEK, Inc.	110,670	5,122
Hubbell, Inc. Class B	18,000	1,932
Roper Industries, Inc.	34,965	4,404
		11,458
Industrial Conglomerates - 3.0%
Danaher Corp.	105,792	7,124
General Electric Co.	1,812,008	44,159
Siemens AG sponsored ADR	9,000	994
		52,277
Machinery - 0.9%
Illinois Tool Works, Inc.	44,379	3,197
Ingersoll-Rand PLC	220,332	13,451
		16,648
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.9%
Acacia Research Corp.	399,913	$ 9,126
Acacia Research Corp. (a)	24,000	548
Michael Page International PLC	494,644	3,360
Towers Watson & Co.	11,300	952
Verisk Analytics, Inc. (a)	31,900	2,053
		16,039
Road & Rail - 1.6%
Con-way, Inc.	59,306	2,458
CSX Corp.	652,586	16,191
Hertz Global Holdings, Inc. (a)	149,100	3,818
Norfolk Southern Corp.	85,842	6,280
		28,747
TOTAL INDUSTRIALS		183,331
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.5%
Brocade Communications Systems, Inc. (a)	132,105	880
Cisco Systems, Inc.	1,156,361	29,545
QUALCOMM, Inc.	210,550	13,591
		44,016
Computers & Peripherals - 3.9%
Apple, Inc.	125,385	56,737
EMC Corp.	353,842	9,253
NCR Corp. (a)	39,250	1,413
Stratasys Ltd. (a)	13,500	1,197
		68,600
Internet Software & Services - 2.2%
Demandware, Inc. (a)	37,726	1,676
Google, Inc. Class A (a)	41,787	37,090
		38,766
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	161,508	11,692
Fidelity National Information Services, Inc.	121,276	5,234
Gartner, Inc. Class A (a)	42,067	2,524
IBM Corp.	31,469	6,138
MasterCard, Inc. Class A	32,900	20,089
Paychex, Inc.	480,057	18,933
The Western Union Co.	338,365	6,077
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp. (a)	222,838	$ 5,780
Visa, Inc. Class A	92,070	16,297
		92,764
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	623,139	10,163
Broadcom Corp. Class A	165,966	4,576
Lam Research Corp. (a)	128,466	6,323
NXP Semiconductors NV (a)	76,868	2,510
		23,572
Software - 4.2%
Adobe Systems, Inc. (a)	131,190	6,203
Autodesk, Inc. (a)	176,769	6,256
Citrix Systems, Inc. (a)	56,704	4,084
Concur Technologies, Inc. (a)	49,476	4,398
Electronic Arts, Inc. (a)	105,791	2,763
Microsoft Corp.	1,098,155	34,954
Oracle Corp.	276,600	8,948
salesforce.com, Inc. (a)	62,500	2,734
VMware, Inc. Class A (a)	44,765	3,679
Workday, Inc. Class A	6,300	430
		74,449
TOTAL INFORMATION TECHNOLOGY		342,167
MATERIALS - 1.3%
Chemicals - 0.8%
Airgas, Inc.	48,452	5,001
E.I. du Pont de Nemours & Co.	78,712	4,541
Monsanto Co.	45,375	4,482
Syngenta AG (Switzerland)	2,652	1,049
		15,073
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	89,200	2,523
Grupo Mexico SA de CV Series B	408,300	1,258
Southern Copper Corp.	64,400	1,679
Walter Energy, Inc.	245,800	2,751
		8,211
TOTAL MATERIALS		23,284
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	327,003	$ 16,180
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	176,141	5,275
TOTAL TELECOMMUNICATION SERVICES		21,455
TOTAL COMMON STOCKS (Cost $1,337,994)		1,734,558
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series C (e) (Cost $399)	49,302	399
Convertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $395)	$ 395	279
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	28,675,069	$ 28,675
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,325,653	4,326
TOTAL MONEY MARKET FUNDS (Cost $33,001)		33,001
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,371,789)		1,768,237
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,509)
NET ASSETS - 100%		$ 1,762,728
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
100 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 8,403	$ (5)
The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,449,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$ 2,163
NJOY, Inc. Series C	6/7/13	$ 399
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	52
Total	$ 56
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 157,025	$ 156,626	$ -	$ 399
Consumer Staples	132,933	132,933	-	-
Energy	213,976	203,859	10,117	-
Financials	383,281	379,691	1,540	2,050
Health Care	277,505	277,505	-	-
Industrials	183,331	183,331	-	-
Information Technology	342,167	342,167	-	-
Materials	23,284	22,235	1,049	-
Telecommunication Services	21,455	21,455	-	-
Corporate Bonds	279	-	279	-
Money Market Funds	33,001	33,001	-	-
Total Investments in Securities:	$ 1,768,237	$ 1,752,803	$ 12,985	$ 2,449
Derivative Instruments:
Liabilities
Futures Contracts	$ (5)	$ (5)	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,377,800,000. Net unrealized appreciation aggregated $390,437,000, of which $415,920,000 related to appreciated investment securities and $25,483,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

July 31, 2013

1.804824.109

MCS-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.4%
Tenneco, Inc. (a)	550,000	$ 26,582
Automobiles - 2.1%
Tesla Motors, Inc. (a)(d)	1,216,536	163,352
Distributors - 0.4%
Pool Corp.	628,500	33,172
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,000,000	31,430
Hotels, Restaurants & Leisure - 2.0%
Arcos Dorados Holdings, Inc. Class A (d)	2,076,129	25,038
Domino's Pizza, Inc.	924,500	57,855
Jubilant Foodworks Ltd. (a)	768,388	14,214
Panera Bread Co. Class A (a)	200,000	33,410
Wyndham Worldwide Corp.	376,300	23,443
		153,960
Household Durables - 2.2%
D.R. Horton, Inc.	1,060,933	21,325
Lennar Corp. Class A	447,600	15,160
NVR, Inc. (a)	56,900	52,667
Toll Brothers, Inc. (a)	1,212,187	39,845
Tupperware Brands Corp.	482,600	40,674
		169,671
Internet & Catalog Retail - 0.3%
Liberty Media Corp. Interactive Series A (a)	825,000	20,180
Leisure Equipment & Products - 1.0%
Brunswick Corp.	675,000	25,481
New Academy Holding Co. LLC unit (a)(f)(h)	294,000	50,024
		75,505
Media - 1.0%
Discovery Communications, Inc. (a)	542,800	43,272
Scripps Networks Interactive, Inc. Class A	520,200	36,815
		80,087
Specialty Retail - 3.0%
Cabela's, Inc. Class A (a)	807,400	55,420
Chico's FAS, Inc.	913,700	15,652
PT ACE Hardware Indonesia Tbk	212,521,000	14,888
Ross Stores, Inc.	324,500	21,894
Sally Beauty Holdings, Inc. (a)	1,274,000	38,870
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tractor Supply Co.	504,300	$ 61,086
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	227,000	22,904
		230,714
Textiles, Apparel & Luxury Goods - 3.3%
Brunello Cucinelli SpA	1,952,800	52,919
Hanesbrands, Inc.	1,060,200	67,280
PVH Corp.	574,600	75,727
Under Armour, Inc. Class A (sub. vtg.) (a)	841,100	56,463
		252,389
TOTAL CONSUMER DISCRETIONARY		1,237,042
CONSUMER STAPLES - 3.9%
Beverages - 1.3%
Beam, Inc.	652,200	42,386
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,069,500	55,710
		98,096
Food & Staples Retailing - 0.7%
Masan Consumer Corp. unit (f)(h)	125,000	11,250
Safeway, Inc.	842,900	21,738
United Natural Foods, Inc. (a)	348,426	20,418
		53,406
Food Products - 1.0%
Ingredion, Inc.	718,000	48,250
The Hershey Co.	339,600	32,218
		80,468
Household Products - 0.9%
Church & Dwight Co., Inc.	1,092,800	69,611
TOTAL CONSUMER STAPLES		301,581
ENERGY - 6.5%
Energy Equipment & Services - 2.0%
Diamond Offshore Drilling, Inc.	452,900	30,544
Helmerich & Payne, Inc.	454,000	28,693
Oceaneering International, Inc.	1,172,200	95,054
		154,291
Oil, Gas & Consumable Fuels - 4.5%
Cabot Oil & Gas Corp.	925,200	70,149
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	225,600	$ 20,234
EQT Corp.	397,600	34,392
EV Energy Partners LP	676,900	28,443
Holly Energy Partners LP	914,400	34,784
HollyFrontier Corp.	553,300	25,203
Oasis Petroleum, Inc. (a)	696,300	29,272
Range Resources Corp.	450,000	35,595
SM Energy Co.	700,600	48,152
Southwestern Energy Co. (a)	500,000	19,395
		345,619
TOTAL ENERGY		499,910
FINANCIALS - 20.1%
Capital Markets - 1.0%
Apollo Investment Corp.	2,428,253	19,742
Artisan Partners Asset Management, Inc.	449,754	23,837
KKR & Co. LP	1,554,600	31,792
		75,371
Commercial Banks - 5.7%
CIT Group, Inc. (a)	824,300	41,306
City National Corp.	641,700	44,617
Cullen/Frost Bankers, Inc. (d)	833,400	60,038
First Niagara Financial Group, Inc.	2,565,000	27,420
First Republic Bank	1,287,200	55,594
FirstMerit Corp.	1,942,500	43,551
FNB Corp., Pennsylvania	2,502,500	31,632
Huntington Bancshares, Inc.	3,646,900	31,181
M&T Bank Corp.	250,200	29,238
Texas Capital Bancshares, Inc. (a)	425,000	19,333
UMB Financial Corp.	405,000	24,219
Webster Financial Corp.	1,120,700	30,528
		438,657
Diversified Financial Services - 0.7%
KKR Financial Holdings LLC	4,948,009	52,300
Insurance - 4.6%
Arch Capital Group Ltd. (a)	815,600	44,165
Assured Guaranty Ltd.	2,273,900	49,207
Direct Line Insurance Group PLC	12,425,000	42,869
Fairfax Financial Holdings Ltd. (sub. vtg.)	122,600	48,701
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	2,914,400	$ 71,345
First American Financial Corp.	1,561,400	35,491
Genworth Financial, Inc. Class A (a)	3,172,700	41,213
Jardine Lloyd Thompson Group PLC	1,754,594	23,849
		356,840
Real Estate Investment Trusts - 5.2%
Apartment Investment & Management Co. Class A	695,700	20,440
Aviv REIT, Inc. (d)	638,100	15,889
CYS Investments, Inc.	1,281,500	10,636
Essex Property Trust, Inc.	360,800	58,193
MFA Financial, Inc.	2,301,000	18,362
Rayonier, Inc.	1,000,000	58,440
Retail Properties America, Inc.	1,500,000	21,135
SL Green Realty Corp.	1,007,400	91,321
The Geo Group, Inc.	473,742	16,448
The Macerich Co.	1,223,100	75,893
Two Harbors Investment Corp.	1,886,800	18,925
		405,682
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	1,127,600	26,126
Realogy Holdings Corp.	956,900	43,022
		69,148
Thrifts & Mortgage Finance - 2.0%
MGIC Investment Corp. (a)	5,478,809	41,858
Ocwen Financial Corp. (a)	755,500	35,977
Radian Group, Inc. (d)	5,303,544	74,515
		152,350
TOTAL FINANCIALS		1,550,348
HEALTH CARE - 14.1%
Biotechnology - 2.1%
Achillion Pharmaceuticals, Inc. (a)	2,717,800	19,405
ARIAD Pharmaceuticals, Inc. (a)	797,500	14,818
BioMarin Pharmaceutical, Inc. (a)	874,700	56,549
Dynavax Technologies Corp. (a)	1,991,667	2,649
Infinity Pharmaceuticals, Inc. (a)	239,000	5,062
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)	564,366	$ 27,146
Theravance, Inc. (a)(d)	1,035,400	39,925
		165,554
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	1,515,800	65,240
DENTSPLY International, Inc.	649,500	27,851
HeartWare International, Inc. (a)	709,100	65,535
The Cooper Companies, Inc.	201,165	25,618
Volcano Corp. (a)	653,000	13,040
		197,284
Health Care Providers & Services - 4.6%
Air Methods Corp. (d)	427,800	14,370
Amplifon SpA	1,425,582	7,135
Brookdale Senior Living, Inc. (a)	3,893,300	113,373
Corvel Corp. (a)	700,000	23,723
Emeritus Corp. (a)	950,000	22,031
Henry Schein, Inc. (a)	1,120,700	116,362
MEDNAX, Inc. (a)	475,500	46,323
Qualicorp SA (a)	1,618,000	11,844
		355,161
Health Care Technology - 0.3%
HealthStream, Inc. (a)	650,000	20,475
Life Sciences Tools & Services - 1.8%
Eurofins Scientific SA	334,800	73,491
Illumina, Inc. (a)(d)	789,908	63,050
		136,541
Pharmaceuticals - 2.8%
Actavis, Inc. (a)	250,000	33,568
Endo Health Solutions, Inc. (a)	1,614,100	62,078
Impax Laboratories, Inc. (a)	1,101,400	22,843
Optimer Pharmaceuticals, Inc. (a)(d)	1,550,600	19,398
Perrigo Co.	397,000	49,383
ViroPharma, Inc. (a)	805,000	27,628
		214,898
TOTAL HEALTH CARE		1,089,913
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 14.3%
Aerospace & Defense - 2.5%
Esterline Technologies Corp. (a)	300,000	$ 24,432
KEYW Holding Corp. (a)(d)(e)	3,652,436	46,861
Teledyne Technologies, Inc. (a)	300,000	24,051
Textron, Inc.	1,159,800	31,755
TransDigm Group, Inc.	441,800	63,880
		190,979
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	265,300	15,817
Hub Group, Inc. Class A (a)	600,000	22,950
		38,767
Commercial Services & Supplies - 1.3%
Clean Harbors, Inc. (a)	616,000	34,767
Interface, Inc.	3,114,900	59,152
US Ecology, Inc.	275,581	8,425
		102,344
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	489,900	29,002
MasTec, Inc. (a)	717,333	23,672
		52,674
Electrical Equipment - 3.0%
AMETEK, Inc.	1,672,392	77,398
Hubbell, Inc. Class B	455,963	48,948
Regal-Beloit Corp.	400,000	25,872
Rockwell Automation, Inc.	500,000	48,425
Roper Industries, Inc.	274,500	34,576
		235,219
Machinery - 0.9%
Donaldson Co., Inc.	1,288,800	46,719
Harmonic Drive Systems, Inc.	2,600	55
Proto Labs, Inc. (a)(d)	350,000	23,685
		70,459
Professional Services - 1.9%
Acacia Research Corp.	1,571,780	35,868
Bureau Veritas SA	879,600	26,107
Michael Page International PLC	3,212,360	21,820
Towers Watson & Co.	729,700	61,463
		145,258
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.9%
J.B. Hunt Transport Services, Inc.	657,600	$ 49,274
Kansas City Southern	884,500	95,305
		144,579
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	378,800	15,451
Rush Enterprises, Inc. Class A (a)	775,000	19,313
United Rentals, Inc. (a)(d)	1,500,473	86,007
		120,771
TOTAL INDUSTRIALS		1,101,050
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.2%
Brocade Communications Systems, Inc. (a)	3,800,200	25,309
Juniper Networks, Inc. (a)	1,333,000	28,886
Nokia Corp. sponsored ADR (a)(d)	10,000,000	39,400
		93,595
Computers & Peripherals - 0.5%
3D Systems Corp. (a)(d)	357,900	16,904
Fusion-io, Inc. (a)	621,400	8,961
Stratasys Ltd. (a)	160,000	14,184
		40,049
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	337,000	26,475
Arrow Electronics, Inc. (a)	1,156,600	52,799
Fabrinet (a)	1,172,331	17,362
		96,636
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (a)	1,006,600	47,512
Cornerstone OnDemand, Inc. (a)	1,050,400	46,260
CoStar Group, Inc. (a)	373,600	58,487
Demandware, Inc. (a)	690,285	30,662
Shutterstock, Inc.	308,700	16,407
		199,328
IT Services - 4.9%
Alliance Data Systems Corp. (a)(d)	208,200	41,178
Fidelity National Information Services, Inc.	1,352,886	58,391
Fiserv, Inc. (a)	330,200	31,778
FleetCor Technologies, Inc. (a)	630,800	56,627
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gartner, Inc. Class A (a)	1,832,100	$ 109,944
Total System Services, Inc.	1,200,000	32,892
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	43,648
		374,458
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	1,400,000	22,834
Cree, Inc. (a)	689,300	48,182
GT Advanced Technologies, Inc. (a)(d)	3,657,100	18,980
Linear Technology Corp.	769,600	31,215
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,903,800	22,252
SunEdison, Inc. (a)	2,967,900	29,916
		173,379
Software - 4.4%
ANSYS, Inc. (a)	977,700	78,060
Aspen Technology, Inc. (a)	1,382,200	44,977
Citrix Systems, Inc. (a)	301,100	21,685
Concur Technologies, Inc. (a)(d)	991,800	88,161
Nuance Communications, Inc. (a)	2,211,000	41,478
Red Hat, Inc. (a)	512,300	26,522
ServiceNow, Inc. (a)	841,400	36,668
		337,551
TOTAL INFORMATION TECHNOLOGY		1,314,996
MATERIALS - 2.8%
Chemicals - 1.9%
Airgas, Inc.	528,400	54,536
Cytec Industries, Inc.	772,400	60,170
Eastman Chemical Co.	418,000	33,620
		148,326
Containers & Packaging - 0.9%
Rock-Tenn Co. Class A	616,000	70,440
TOTAL MATERIALS		218,766
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
tw telecom, Inc. (a)	2,451,300	$ 73,000
UTILITIES - 3.7%
Electric Utilities - 1.8%
Cleco Corp.	620,200	30,086
Northeast Utilities	692,800	30,767
OGE Energy Corp.	1,368,800	51,193
PNM Resources, Inc.	1,294,200	30,388
		142,434
Gas Utilities - 1.2%
Atmos Energy Corp.	1,000,000	44,240
National Fuel Gas Co.	707,600	45,874
		90,114
Multi-Utilities - 0.7%
Alliant Energy Corp.	948,800	50,258
TOTAL UTILITIES		282,806
TOTAL COMMON STOCKS (Cost $5,560,026)		7,669,412
Other - 0.4%
	Principal Amount (000s)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	$ 18,813	18,813
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	9,406,667	9,407
TOTAL OTHER (Cost $28,220)		28,220
Money Market Funds - 5.1%
	Shares	Value (000s)

Fidelity Cash Central Fund, 0.11% (b)	15,380,632	$ 15,381
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	376,305,675	376,306
TOTAL MONEY MARKET FUNDS (Cost $391,687)		391,687
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $5,979,933)		8,089,319
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(384,711)
NET ASSETS - 100%		$ 7,704,608
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(g) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,494,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 18,813
EQTY ER Holdings, LLC	1/29/13	$ 9,407
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	1,067
Total	$ 1,086
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 18,813	$ -	$ -	$ -	$ 18,813
EQTY ER Holdings, LLC	9,407	-	-	-	9,407
KEYW Holding Corp.	49,637	-	-	-	46,861
Total	$ 77,857	$ -	$ -	$ -	$ 75,081
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,237,042	$ 1,187,018	$ -	$ 50,024
Consumer Staples	301,581	290,331	-	11,250
Energy	499,910	499,910	-	-
Financials	1,550,348	1,550,348	-	-
Health Care	1,089,913	1,089,913	-	-
Industrials	1,101,050	1,101,050	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 1,314,996	$ 1,314,996	$ -	$ -
Materials	218,766	218,766	-	-
Telecommunication Services	73,000	73,000	-	-
Utilities	282,806	282,806	-	-
Other:
Energy	28,220	-	-	28,220
Money Market Funds	391,687	391,687	-	-
Total Investments in Securities:	$ 8,089,319	$ 7,999,825	$ -	$ 89,494
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 88,513
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	981
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 89,494
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2013	$ 981

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $5,980,749,000. Net unrealized appreciation aggregated $2,108,570,000, of which $2,233,287,000 related to appreciated investment securities and $124,717,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 07/31/13 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$ 61,274	Discounted cash flow	Discount rate	20.0%	Decrease
		Market comparable	Price-to-earnings multiple	14.0	Increase
			EV/EBITDA multiple	9.0	Increase
Other/Energy	$ 28,220	Market comparable	Transaction price	$ 1.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

July 31, 2013

1.804879.109

SLC-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.3%
Tenneco, Inc. (a)	625,292	$ 30,220
Hotels, Restaurants & Leisure - 3.0%
Bravo Brio Restaurant Group, Inc. (a)	775,000	12,664
Buffalo Wild Wings, Inc. (a)	164,400	17,029
Icahn Enterprises LP rights (a)	1,235,000	0
Life Time Fitness, Inc. (a)	262,300	13,978
Paddy Power PLC (Ireland)	144,000	11,653
Penn National Gaming, Inc. (a)	360,000	17,996
		73,320
Household Durables - 1.5%
Cyrela Brazil Realty SA	1,674,300	11,955
KB Home (d)	1,400,000	24,850
		36,805
Internet & Catalog Retail - 1.0%
HSN, Inc.	405,000	24,324
Leisure Equipment & Products - 1.0%
Brunswick Corp.	630,000	23,783
Specialty Retail - 6.4%
Ascena Retail Group, Inc. (a)	645,000	12,313
Citi Trends, Inc. (a)	600,000	8,454
CST Brands, Inc. (a)	391,100	12,754
DSW, Inc. Class A	192,457	14,586
Guess?, Inc.	465,900	15,692
OfficeMax, Inc.	905,000	10,308
Penske Automotive Group, Inc.	660,803	24,569
USS Co. Ltd.	219,000	26,192
Vitamin Shoppe, Inc. (a)	635,000	30,499
		155,367
Textiles, Apparel & Luxury Goods - 0.9%
Steven Madden Ltd. (a)	429,955	22,108
TOTAL CONSUMER DISCRETIONARY		365,927
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.6%
Cosmos Pharmaceutical Corp.	128,000	13,609
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
WhiteWave Foods Co. (d)	705,800	$ 13,191
TOTAL CONSUMER STAPLES		26,800
ENERGY - 6.4%
Energy Equipment & Services - 2.8%
Helix Energy Solutions Group, Inc. (a)	871,049	22,099
McDermott International, Inc. (a)	2,446,700	21,164
Western Energy Services Corp. (d)	3,175,000	25,843
		69,106
Oil, Gas & Consumable Fuels - 3.6%
Petrominerales Ltd. (d)	1,080,000	5,878
Rosetta Resources, Inc. (a)	747,000	34,071
Targa Resources Corp.	390,000	26,586
World Fuel Services Corp.	515,000	19,951
		86,486
TOTAL ENERGY		155,592
FINANCIALS - 18.1%
Capital Markets - 1.7%
AllianceBernstein Holding LP	936,200	20,784
HFF, Inc.	982,287	20,628
		41,412
Commercial Banks - 6.5%
Bank of the Ozarks, Inc.	275,500	13,163
City National Corp.	356,600	24,794
Customers Bancorp, Inc. (a)(d)	490,318	8,213
FirstMerit Corp.	1,725,000	38,675
Spar Nord Bank A/S (a)	2,650,973	18,354
Texas Capital Bancshares, Inc. (a)	721,247	32,810
UMB Financial Corp.	351,592	21,025
		157,034
Insurance - 3.7%
Allied World Assurance Co. Holdings Ltd.	376,000	35,588
Primerica, Inc.	650,000	26,676
Validus Holdings Ltd.	800,000	28,344
		90,608
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 5.3%
CBL & Associates Properties, Inc.	751,900	$ 17,121
Coresite Realty Corp.	786,704	26,716
Equity Lifestyle Properties, Inc.	485,000	18,668
Glimcher Realty Trust	1,315,000	14,781
Home Properties, Inc.	479,234	30,580
Piedmont Office Realty Trust, Inc. Class A	1,075,200	19,450
		127,316
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA	180,750	22,288
TOTAL FINANCIALS		438,658
HEALTH CARE - 13.2%
Biotechnology - 4.8%
Acorda Therapeutics, Inc. (a)	20,900	794
Alkermes PLC (a)	582,000	19,544
AMAG Pharmaceuticals, Inc. (a)	19,500	439
ARIAD Pharmaceuticals, Inc. (a)	793,446	14,742
ArQule, Inc. (a)	562,038	1,501
Astex Pharmaceuticals, Inc. (a)	260,297	1,361
AVEO Pharmaceuticals, Inc. (a)(d)	520,734	1,250
Biota Pharmaceuticals, Inc.	157,503	638
Codexis, Inc. (a)	428,802	1,051
Discovery Laboratories, Inc. (a)	100,000	161
Emergent BioSolutions, Inc. (a)	115,300	2,040
Enzon Pharmaceuticals, Inc.	552,326	1,105
Genomic Health, Inc. (a)	9,929	354
ImmunoGen, Inc. (a)(d)	530,000	10,097
Mast Therapeutics, Inc. (a)(d)	1,047,304	463
Mast Therapeutics, Inc. warrants 6/14/18 (a)	400,000	26
Maxygen, Inc.	445,068	1,113
Novavax, Inc. (a)	2,334,209	6,279
NPS Pharmaceuticals, Inc. (a)	425,000	7,654
OncoGenex Pharmaceuticals, Inc. (a)	100,000	977
PharmAthene, Inc. (a)(d)	157,394	279
Rigel Pharmaceuticals, Inc. (a)	750,000	2,858
Spectrum Pharmaceuticals, Inc.	111,500	941
Targacept, Inc. (a)	364,743	1,824
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	329,157	$ 12,692
United Therapeutics Corp. (a)	335,000	25,071
		115,254
Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (a)	378,000	16,269
Cyberonics, Inc. (a)	289,300	15,041
Integra LifeSciences Holdings Corp. (a)	491,764	19,371
		50,681
Health Care Providers & Services - 3.1%
Centene Corp. (a)	495,000	27,458
MWI Veterinary Supply, Inc. (a)	180,300	25,633
Team Health Holdings, Inc. (a)	551,480	22,181
		75,272
Health Care Technology - 0.6%
HMS Holdings Corp. (a)	660,000	15,965
Pharmaceuticals - 2.6%
Auxilium Pharmaceuticals, Inc. (a)	75,704	1,390
Dechra Pharmaceuticals PLC	2,694,059	27,992
Impax Laboratories, Inc. (a)	720,000	14,933
ViroPharma, Inc. (a)	559,000	19,185
		63,500
TOTAL HEALTH CARE		320,672
INDUSTRIALS - 16.5%
Aerospace & Defense - 2.9%
Esterline Technologies Corp. (a)	503,000	40,960
Teledyne Technologies, Inc. (a)	372,318	29,849
		70,809
Building Products - 1.3%
Armstrong World Industries, Inc. (a)	625,072	31,304
Commercial Services & Supplies - 1.8%
InnerWorkings, Inc. (a)(d)	1,650,000	19,272
Tetra Tech, Inc. (a)	1,025,000	24,190
		43,462
Construction & Engineering - 1.3%
AECOM Technology Corp. (a)	910,063	30,851
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.6%
Brady Corp. Class A	430,300	$ 14,316
Prysmian SpA	1,169,300	23,769
Regal-Beloit Corp.	400,000	25,872
		63,957
Machinery - 2.7%
Actuant Corp. Class A	657,826	23,228
Graco, Inc.	186,559	13,018
Snap-On, Inc.	174,000	16,504
Wabtec Corp.	234,000	13,586
		66,336
Professional Services - 1.5%
Dun & Bradstreet Corp.	199,244	20,648
Kforce, Inc.	911,378	15,202
		35,850
Trading Companies & Distributors - 2.4%
Watsco, Inc.	286,600	26,754
WESCO International, Inc. (a)	409,900	31,062
		57,816
TOTAL INDUSTRIALS		400,385
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 4.1%
Aruba Networks, Inc. (a)	1,027,869	18,276
Brocade Communications Systems, Inc. (a)	1,953,600	13,011
Finisar Corp. (a)	1,303,300	25,193
Polycom, Inc. (a)	2,103,800	20,112
Riverbed Technology, Inc. (a)	1,511,000	23,632
		100,224
Electronic Equipment & Components - 1.0%
Fabrinet (a)	268,443	3,976
Neonode, Inc. (a)	160,300	1,249
ScanSource, Inc. (a)	512,100	18,236
		23,461
Internet Software & Services - 2.1%
Bankrate, Inc. (a)(d)	1,800,000	32,274
SciQuest, Inc. (a)	743,605	18,337
		50,611
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 3.2%
Broadridge Financial Solutions, Inc.	773,800	$ 22,394
ExlService Holdings, Inc. (a)	735,046	20,581
Maximus, Inc.	525,000	19,745
Total System Services, Inc.	545,000	14,938
		77,658
Semiconductors & Semiconductor Equipment - 3.2%
Cypress Semiconductor Corp.	997,276	12,735
Entegris, Inc. (a)	2,158,500	20,571
ON Semiconductor Corp. (a)	1,510,000	12,442
Skyworks Solutions, Inc. (a)	1,298,000	31,178
		76,926
Software - 6.2%
BroadSoft, Inc. (a)	463,277	13,824
Diligent Board Member Services, Inc. (a)	1,554,616	7,698
Mentor Graphics Corp.	1,388,170	28,499
Parametric Technology Corp. (a)	1,355,000	36,693
SolarWinds, Inc. (a)	210,000	7,453
Solera Holdings, Inc.	429,900	24,466
Synchronoss Technologies, Inc. (a)	910,195	31,393
		150,026
TOTAL INFORMATION TECHNOLOGY		478,906
MATERIALS - 6.2%
Chemicals - 2.0%
Chemtura Corp. (a)	1,234,500	27,603
Innospec, Inc.	461,000	19,786
		47,389
Containers & Packaging - 1.4%
Silgan Holdings, Inc.	725,000	34,974
Metals & Mining - 1.3%
Commercial Metals Co.	1,955,800	30,295
Paper & Forest Products - 1.5%
P.H. Glatfelter Co.	834,223	22,082
Schweitzer-Mauduit International, Inc.	265,686	14,384
		36,466
TOTAL MATERIALS		149,124
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.7%
Electric Utilities - 1.7%
Cleco Corp.	822,000	$ 39,875
TOTAL COMMON STOCKS (Cost $1,911,252)		2,375,939
Nonconvertible Preferred Stocks - 0.6%

FINANCIALS - 0.6%
Commercial Banks - 0.6%
Banco ABC Brasil SA (Cost $18,674)	2,826,369	14,867
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.11% (b)	7,646,234	7,646
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	42,621,192	42,621
TOTAL MONEY MARKET FUNDS (Cost $50,267)		50,267
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,980,193)		2,441,073
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(19,857)
NET ASSETS - 100%		$ 2,421,216
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	39
Total	$ 60
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 365,927	$ 365,927	$ -	$ -
Consumer Staples	26,800	26,800	-	-
Energy	155,592	155,592	-	-
Financials	453,525	453,525	-	-
Health Care	320,672	320,646	-	26
Industrials	400,385	400,385	-	-
Information Technology	478,906	478,906	-	-
Materials	149,124	149,124	-	-
Utilities	39,875	39,875	-	-
Money Market Funds	50,267	50,267	-	-
Total Investments in Securities:	$ 2,441,073	$ 2,441,047	$ -	$ 26

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 41,142
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,983,179,000. Net unrealized appreciation aggregated $457,894,000, of which $508,094,000 related to appreciated investment securities and $50,200,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Discovery
Fund

July 31, 2013

1.804843.109

SMR-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Diversified Consumer Services - 1.2%
Regis Corp. (e)	4,500,000	$ 78,165,000
Household Durables - 1.8%
KB Home (d)	2,400,000	42,600,000
Tempur Sealy International, Inc. (a)	1,775,000	70,378,750
		112,978,750
Leisure Equipment & Products - 2.1%
Brunswick Corp.	3,500,000	132,125,000
Media - 1.2%
Valassis Communications, Inc. (d)(e)	2,705,700	77,464,191
Multiline Retail - 1.2%
Big Lots, Inc. (a)	2,000,000	72,260,000
Specialty Retail - 5.9%
Asbury Automotive Group, Inc. (a)(e)	1,882,000	91,916,880
Genesco, Inc. (a)(e)	1,700,000	119,646,000
Rent-A-Center, Inc. (e)	3,682,622	147,268,054
Tsutsumi Jewelry Co. Ltd.	665,900	15,370,585
		374,201,519
Textiles, Apparel & Luxury Goods - 3.8%
Hanesbrands, Inc.	3,000,000	190,380,000
Vera Bradley, Inc. (a)(d)(e)	2,098,779	50,874,403
		241,254,403
TOTAL CONSUMER DISCRETIONARY		1,088,448,863
CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Chiquita Brands International, Inc. (a)	1,783,577	21,545,610
Post Holdings, Inc. (a)(e)	1,795,571	83,296,539
		104,842,149
ENERGY - 4.7%
Energy Equipment & Services - 2.3%
Superior Energy Services, Inc. (a)	5,600,000	143,472,000
Oil, Gas & Consumable Fuels - 2.4%
Berry Petroleum Co. Class A (e)	3,751,600	152,127,380
TOTAL ENERGY		295,599,380
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.1%
Capital Markets - 4.4%
Federated Investors, Inc. Class B (non-vtg.) (d)	5,220,000	$ 151,536,600
Waddell & Reed Financial, Inc. Class A	2,450,000	125,097,000
		276,633,600
Commercial Banks - 8.5%
Associated Banc-Corp.	5,300,000	89,782,000
CapitalSource, Inc.	9,700,000	117,370,000
Cathay General Bancorp	2,450,000	58,212,000
First Citizen Bancshares, Inc.	289,262	60,600,389
National Penn Bancshares, Inc.	4,300,000	46,397,000
TCF Financial Corp. (e)	11,000,000	167,640,000
		540,001,389
Consumer Finance - 2.2%
Cash America International, Inc. (d)	1,145,293	48,102,306
EZCORP, Inc. (non-vtg.) Class A (a)	2,447,144	44,244,364
World Acceptance Corp. (a)(d)(e)	589,900	49,126,872
		141,473,542
Insurance - 1.7%
Amerisafe, Inc. (e)	1,160,000	41,446,800
Platinum Underwriters Holdings Ltd.	1,194,150	69,368,174
		110,814,974
Real Estate Investment Trusts - 2.6%
Franklin Street Properties Corp. (e)	5,800,000	77,198,000
Highwoods Properties, Inc. (SBI)	130,965	4,751,410
The Geo Group, Inc.	2,446,479	84,941,751
		166,891,161
Thrifts & Mortgage Finance - 2.7%
Astoria Financial Corp.	4,475,000	54,595,000
Washington Federal, Inc. (e)	5,215,100	113,428,425
		168,023,425
TOTAL FINANCIALS		1,403,838,091
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 2.6%
Hill-Rom Holdings, Inc.	2,200,000	81,554,000
Integra LifeSciences Holdings Corp. (a)(e)	2,147,939	84,607,317
		166,161,317
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 11.6%
AmSurg Corp. (a)(e)	1,750,000	$ 68,442,500
Centene Corp. (a)	2,200,000	122,034,000
Chemed Corp. (d)(e)	1,550,000	109,414,500
MEDNAX, Inc. (a)	800,000	77,936,000
Owens & Minor, Inc. (d)(e)	3,400,000	122,264,000
Team Health Holdings, Inc. (a)	2,500,000	100,550,000
VCA Antech, Inc. (a)(e)	4,700,000	135,172,000
		735,813,000
Pharmaceuticals - 0.8%
Hi-Tech Pharmacal Co., Inc. (e)	1,357,100	48,774,174
TOTAL HEALTH CARE		950,748,491
INDUSTRIALS - 12.7%
Commercial Services & Supplies - 3.9%
HNI Corp. (e)	2,835,849	108,074,205
Quad/Graphics, Inc. (d)(e)	3,682,800	103,265,712
United Stationers, Inc.	865,702	35,831,406
		247,171,323
Electrical Equipment - 4.1%
EnerSys	2,200,000	116,424,000
GrafTech International Ltd. (a)(d)(e)	11,494,898	86,441,633
Powell Industries, Inc. (a)(e)	1,150,000	56,580,000
		259,445,633
Machinery - 1.2%
Blount International, Inc. (a)(e)	2,596,434	34,221,000
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,870,000	41,364,400
		75,585,400
Professional Services - 2.3%
FTI Consulting, Inc. (a)(e)	4,000,000	149,040,000
Trading Companies & Distributors - 1.2%
WESCO International, Inc. (a)	1,015,322	76,941,101
TOTAL INDUSTRIALS		808,183,457
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.2%
Polycom, Inc. (a)(e)	11,500,000	$ 109,940,000
ViaSat, Inc. (a)	450,000	30,055,500
		139,995,500
Electronic Equipment & Components - 6.0%
Diploma PLC	3,000,000	26,241,562
Ingram Micro, Inc. Class A (a)	6,250,000	142,687,500
Ryoyo Electro Corp.	985,600	7,952,446
SYNNEX Corp. (a)	804,000	39,814,080
Tech Data Corp. (a)(e)	3,175,000	163,004,500
		379,700,088
Internet Software & Services - 4.4%
Blucora, Inc. (a)	2,033,100	40,662,000
j2 Global, Inc. (d)(e)	4,300,000	196,810,999
QuinStreet, Inc. (a)(e)	4,275,746	39,807,195
		277,280,194
IT Services - 3.1%
CACI International, Inc. Class A (a)(e)	1,937,187	128,629,217
WEX, Inc. (a)	800,000	69,552,000
		198,181,217
Software - 3.0%
Monotype Imaging Holdings, Inc. (e)	2,772,475	68,008,812
SS&C Technologies Holdings, Inc. (a)	3,500,000	125,230,000
		193,238,812
TOTAL INFORMATION TECHNOLOGY		1,188,395,811
MATERIALS - 4.3%
Chemicals - 1.0%
PolyOne Corp.	2,300,000	66,493,000
Metals & Mining - 3.3%
Carpenter Technology Corp.	1,600,000	83,648,000
Haynes International, Inc. (e)	872,903	41,986,634
RTI International Metals, Inc. (a)(e)	2,685,000	82,295,250
		207,929,884
TOTAL MATERIALS		274,422,884
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Intelsat SA	4,100,000	$ 87,904,000
UTILITIES - 1.7%
Electric Utilities - 1.7%
UIL Holdings Corp. (e)	2,600,000	106,184,000
TOTAL COMMON STOCKS (Cost $4,806,410,979)		6,308,567,126
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.11% (b)	28,628,395	28,628,395
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	286,907,382	286,907,382
TOTAL MONEY MARKET FUNDS (Cost $315,535,777)		315,535,777
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 7/31/13 due 8/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $4,951,000)	$ 4,951,009	4,951,000
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $5,126,897,756)		6,629,053,903
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(286,746,155)
NET ASSETS - 100%		$ 6,342,307,748
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,951,000 due 8/01/13 at 0.06%
Barclays Capital, Inc.	$ 1,382,984
Merrill Lynch, Pierce, Fenner & Smith, Inc.	968,006
UBS Securities LLC	2,600,010
$ 4,951,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,102
Fidelity Securities Lending Cash Central Fund	452,259
Total	$ 462,361
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amerisafe, Inc.	$ 37,885,600	$ -	$ -	$ 92,800	$ 41,446,800
AmSurg Corp.	48,500,576	10,748,500	-	-	68,442,500
Asbury Automotive Group, Inc.	75,449,380	-	-	-	91,916,880
Berry Petroleum Co. Class A	164,331,299	30,546,031	19,148,224	243,908	152,127,380
Blount International, Inc.	35,628,711	424,886	-	-	34,221,000
CACI International, Inc. Class A	102,121,902	11,767,553	-	-	128,629,217
Chemed Corp.	126,511,000	-	-	279,000	109,414,500
Chiquita Brands International, Inc.	30,817,730	-	21,000,872	-	-
Columbus McKinnon Corp. (NY Shares)	35,118,600	-	-	-	41,364,400
Franklin Street Properties Corp.	88,566,000	-	-	1,102,000	77,198,000
FTI Consulting, Inc.	132,480,000	-	-	-	149,040,000
Genesco, Inc.	104,635,000	-	-	-	119,646,000
GrafTech International Ltd.	82,533,368	-	-	-	86,441,633
Haynes International, Inc.	40,832,400	1,593,163	-	184,800	41,986,634
Hi-Tech Pharmacal Co., Inc.	44,865,726	-	-	-	48,774,174
HNI Corp.	103,290,000	-	6,416,438	720,000	108,074,205
Integra LifeSciences Holdings Corp.	74,964,200	280,568	-	-	84,607,317
j2 Global, Inc.	162,800,000	11,901,000	-	1,032,000	196,810,999
Monotype Imaging Holdings, Inc.	66,262,016	2,639,995	5,243,383	178,326	68,008,812
Owens & Minor, Inc.	110,738,000	-	-	816,000	122,264,000
Polycom, Inc.	120,750,000	-	-	-	109,940,000
Post Holdings, Inc.	78,628,054	-	-	-	83,296,539
Powell Industries, Inc.	56,626,000	-	-	-	56,580,000
Quad/Graphics, Inc.	76,581,780	419,950	-	1,104,840	103,265,712
QuinStreet, Inc.	27,963,379	-	-	-	39,807,195
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Regis Corp.	$ 84,375,000	$ -	$ -	$ 270,000	$ 78,165,000
Rent-A-Center, Inc.	125,568,110	3,108,379	-	771,719	147,268,054
RTI International Metals, Inc.	77,918,700	-	-	-	82,295,250
Ryoyo Electro Corp.	13,657,729	-	4,412,685	141,812	-
TCF Financial Corp.	160,050,000	-	-	550,000	167,640,000
Tech Data Corp.	133,144,845	15,670,389	-	-	163,004,500
UIL Holdings Corp.	108,264,000	-	-	1,123,200	106,184,000
Valassis Communications, Inc.	69,329,150	18,487	-	838,767	77,464,191
VCA Antech, Inc.	113,270,000	-	-	-	135,172,000
Vera Bradley, Inc.	-	50,523,770	-	-	50,874,403
Washington Federal, Inc.	91,086,850	-	1,734,622	472,842	113,428,425
World Acceptance Corp.	52,418,514	-	-	-	49,126,872
Total	$ 3,057,963,619	$ 139,642,671	$ 57,956,224	$ 9,922,014	$ 3,333,926,592
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,088,448,863	$ 1,088,448,863	$ -	$ -
Consumer Staples	104,842,149	104,842,149	-	-
Energy	295,599,380	295,599,380	-	-
Financials	1,403,838,091	1,403,838,091	-	-
Health Care	950,748,491	950,748,491	-	-
Industrials	808,183,457	808,183,457	-	-
Information Technology	1,188,395,811	1,188,395,811	-	-
Materials	274,422,884	274,422,884	-	-
Telecommunication Services	87,904,000	87,904,000	-	-
Utilities	106,184,000	106,184,000	-	-
Money Market Funds	315,535,777	315,535,777	-	-
Cash Equivalents	4,951,000	-	4,951,000	-
Total Investments in Securities:	$ 6,629,053,903	$ 6,624,102,903	$ 4,951,000	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 67,972,798
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $5,130,615,332. Net unrealized appreciation aggregated $1,498,438,571, of which $1,578,128,748 related to appreciated investment securities and $79,690,177 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013